Land, furniture and equipment - Net:	12 Months Ended
Dec. 31, 2020
Land, furniture and equipment - Net:
Land, furniture and equipment - Net:

Note 7 - Land, furniture and equipment - Net:

At December 31, 2019, and 2020, the land furniture and equipment are made up as follows:

			Foreign currency
	1/1/2019		translation		Additions		Disposals transfers		12/31/2019

Land	Ps.	302,323							Ps.	302,323
Furniture & equipment		83,466	Ps.	(270)	Ps.	27,424				110,620
Machinery & equipment		80,511		(3,869)		46,571	Ps.	(16,370)		106,843
Computer equipment		45,812		980		6,181				52,973
Transport equipment		22,064		(1,295)		9,549				30,318
Improvements to leased premises		60,640		5,040		4,615		(11,137)		59,158
Accumulated depreciation		(104,478)		1,643		(66,284)		27,507		(141,612)
		490,338		2,229		28,056		—		520,623
Equipment in transit		68,142		(377)				(67,765)		—
	Ps.	558,480	Ps.	1,852	Ps.	28,056	Ps.	(67,765)	Ps.	520,623

			Foreign currency
	1/1/2020		translation		Additions		Disposals transfers	12/31/2020

Land	Ps.	302,323		—		—	—	Ps.	302,323
Furniture & equipment		110,620	Ps.	515	Ps.	5,927	—		117,062
Machinery & equipment		106,843		4,013		32,762	—		143,618
Computer equipment		52,973		931		17,667	—		71,571
Transport equipment		30,318		1,420		1,531	—		33,269
Improvements to leased premises		59,158		569		3,723	—		63,450
Accumulated depreciation		(141,612)		(401)		(84,895)	—		(226,908)
	Ps.	520,623	Ps.	7,047	Ps.	(23,285)	—	Ps.	504,385

The consolidated depreciation expense for 2018, 2019 and 2020 was Ps.44,298, Ps.66,284 and Ps.84,895, respectively. This includes the depreciation of Aerostar for Ps.40,410,  Ps.54,524 and Ps.72,474 and the depreciation of Airplan for Ps.1,066,  Ps.1,506 and Ps.1,834 for the years ended December 31, 2018, 2019 and 2020, respectively, and which has been charged in aeronautical and non-aeronautical services costs, and administrative expenses. The depreciation expense for 2019 and 2020 for the right-of-use assets for consolidated leasing was Ps.6,653 and Ps.6,689 in Mexico, there was no recognition of right-of-use assets for leasing in Aerostar and Airplan.

7.1)Right-of-use assets of leasing assets

As of December 31, 2019 and 2020, right-of-use assets associated with property leases, amounted to Ps.14,774 and Ps.9,513, respectively, and the associated liability amounted to approximately Ps.20,422, and Ps.17,260 respectively, which are not significant.

Lease liabilities are measured at the present value of remaining lease payments, discounted at the interest rate of the lessee. The weighted average interest rates of the lessee applied to lease liabilities at January 1, 2019 were 9.04% and 9.2% for the new contracts of the year during 2020.

The Company has executed a contract for the lease of corporate offices and commercial vehicles which were recognized as right-of-use assets and are incorporated into Land, furniture and equipment, Net. The general terms of the lease contracts are shown below:

Corporate offices in Mexico:

Separate contracts govern our corporate offices in Mexico. These contracts include the following terms and conditions: i) 5-year term; ii) monthly lease payments of USD23,549 (Ps.469 thousand approximately); iii) a security deposit equivalent to 2-months' rent; iv) the monthly base rent will be increased annually after the first year of the contract, in line with the increase in the U.S. Consumer Price Index; and v) in the event of nonpayment of principal, default interest will accrue at the most recent interest rate in U.S. dollars published by the Wall Street Journal, the prime rate plus ten basis points.

Lease of commercial vehicles in Mexico:

A framework contract, governs our lease of commercial vehicles in Mexico, with separate contracts by vehicle, which includes the following terms and conditions: i) minimum term of 48 months; ii) monthly fixed payments and an extraordinary one-off rent payable in the first month; iii) cash value to be settled at the end of the minimum term; iv) the lessee shall have a preferential right to acquire the underlying assets at the end of the contractual term; and) in the event of nonpayment of lease payments, default interest shall accrue at a monthly rate of 3%.

The lease agreements and service contracts for which lease assets were identified in accordance with IFRS 16 were not significant for the Company. See Note 17.1.